Financial instruments and risk management (Details 10) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Trade accounts receivables	R$ 3,455	R$ 3,562
Total assets	81,879	101,575
Liabilities
Trade payables	13,198	16,963
Borrowings and debentures	51,821	53,232
Foreign Exchange Risk [Member]
Assets
Cash, cash equivalents and financial investments	9,207	11,558
Trade accounts receivables	1,990	1,726
Total assets	11,197	13,284
Liabilities
Trade payables	11,409	13,128
Borrowings and debentures	48,022	49,567
Braskem Idesa borrowings	14,639	15,527
Loan from non-controlling shareholders of Braskem Idesa	1,037	1,050
Total liabilities	75,107	79,272
Net exposure	(63,910)	(65,988)
U S D [Member] | Foreign Exchange Risk [Member]
Assets
Cash, cash equivalents and financial investments	8,895	10,757
Trade accounts receivables	1,630	1,626
Total assets	10,525	12,383
Liabilities
Trade payables	10,502	12,646
Borrowings and debentures	48,022	49,497
Braskem Idesa borrowings	14,639	15,527
Loan from non-controlling shareholders of Braskem Idesa	1,037	1,050
Total liabilities	74,200	78,720
Net exposure	(63,675)	(66,336)
E U R [Member] | Foreign Exchange Risk [Member]
Assets
Cash, cash equivalents and financial investments	213	272
Trade accounts receivables	16	13
Total assets	229	285
Liabilities
Trade payables	37	248
Borrowings and debentures		70
Total liabilities	37	318
Net exposure	192	(33)
M X N [Member] | Foreign Exchange Risk [Member]
Assets
Cash, cash equivalents and financial investments	60	412
Trade accounts receivables	279
Total assets	339	412
Liabilities
Trade payables	870	224
Total liabilities	870	224
Net exposure	(531)	188
Other Currencies [Member] | Foreign Exchange Risk [Member]
Assets
Cash, cash equivalents and financial investments	39	117
Trade accounts receivables	65	87
Total assets	104	204
Liabilities
Trade payables		10
Total liabilities		10
Net exposure	R$ 104	R$ 194